SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received and recognized	¥ 5,908	$ 809	¥ 12,413	¥ 4,407